UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-23264
Investment Company Act file number

P.O. Box 278
Commack, NY 11725
(Address of principal executive offices) (Zip code)

Alexi A. Wellman
Altaba Inc.
P.O. Box 278
Commack, NY 11725
(Name and address of agent for service)

Registrant's telephone number, including area code:
646-679-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1. Proxy Voting Record.

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Altaba Inc.

/s/ Alexi A. Wellman
Alexi A. Wellman, Chief Executive, Financial and Accounting Officer

Date:  August 16, 2022